Investment Strategy	Sep. 04, 2025
Sprott Active Metals & Miners ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund, which is actively managed, seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of (i) companies that are engaged in the mining, exploration, production, development, distribution or recycling of metals and raw materials (described below) that frequently are used to support growing global demand for energy and (ii) royalty and streaming companies engaged in financing such metals and raw materials. This investment policy may be changed without shareholder approval, upon 60 days’ notice to shareholders. Eligible companies derive at least 50% of their revenue and/or assets from these activities. The Fund through investments in companies seeks to provide exposure to various metals and raw materials such as aluminum, cobalt, copper, gold, graphite, iron ore, lithium and nickel, manganese, palladium, platinum, rare earth elements, silver, steel, uranium, and zinc. Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price. Eligible companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management.

The investment strategy of the Fund is value oriented and contrarian.

The Fund seeks to invest in undervalued companies that the portfolio managers believe to have good long-term business fundamentals and/or growth potential, but are temporarily out of favor with investors and hence have a market value lower than their intrinsic value. In assessing intrinsic value, the portfolio managers’ judgments will be based on a comparison of a company’s stock market value with various financial parameters, including historical and projected cash flow, book earnings, and net asset value (“NAV”). The fundamental research-based, value orientation of the Adviser assists the portfolio managers in finding companies with intrinsic value.

The Adviser’s contrarian orientation enables the portfolio managers to buy securities of companies at what the portfolio managers believe to be attractive prices. Contrarian means that the portfolio managers seek investment opportunities in stocks and sectors that are out of favor with investors.

Position sizes will typically range between 0.5% to 15% of the Fund’s net assets. The portfolio managers will purchase stocks for the Fund when they meet the above criteria. A decision to sell stocks can occur for many reasons but fundamentally because the stock is trading above its estimated intrinsic value. Sell discipline considerations incorporate shortfalls of performance relative to the portfolio managers’ internally established benchmarks, unsustainable short-term outperformance or tactical trims based on position size for risk management purposes. The Fund may invest in foreign companies, including companies in emerging markets (i.e. those that generally are in the early stages of their industrial cycles). The Fund may invest a significant portion of its assets in securities of companies in a single country or region, such as Australia, Brazil, Canada, Mexico, New Zealand, South Africa, the United Kingdom, and the United States. The Fund may invest in companies of any size or market capitalization range.

The Fund is non-diversified and may invest a greater portion of its assets in a particular issuer than a diversified fund. The Fund will concentrate its investments in companies in the mining industry. The Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund, which is actively managed, seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of (i) companies that are engaged in the mining, exploration, production, development, distribution or recycling of metals and raw materials (described below) that frequently are used to support growing global demand for energy and (ii) royalty and streaming companies engaged in financing such metals and raw materials.
Sprott Royalty, Streaming & Physical Metals ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Metal Royalty & Streaming Index. The Underlying Metal Royalty & Streaming Index is designed to track the performance of: (i) companies that derive at least 50% of their revenue from metal royalties or streaming or metal royalty trusts (together “Metal Royalty and Streaming Companies”); and (ii) publicly traded closed-end trusts that invest 50% or more of their assets in physical gold, silver, platinum, palladium, copper or uranium (“Physical Metal Trusts”). While the Fund will invest at least 80% of the value of its total assets in securities of the Underlying Metal Royalty & Streaming Index, it also has a policy to invest at least 80% of the value of its total assets in Metal Royalty and Streaming Companies and Physical Metal Trusts. The mix of the Fund’s investments in equity securities of Metal Royalty and Streaming Companies and Physical Metal Trusts will vary, including each time the Underlying Metal Royalty and Streaming Index is rebalanced, but at all times the Fund will have concurrently significant exposure to securities issued by Metal Royalty and Streaming Companies and exposure to securities issued by Physical Metal Trusts. The Underlying Metal Royalty & Streaming Index generally consists of from 22 to 35 constituents. These investment policies may be changed without shareholder approval, upon 60 days’ notice to shareholders.

Metal royalty and streaming companies provide financing to mining companies, often to fund construction, expansion or exploration, in exchange for rights to a portion of future production or revenue. Royalties entitle them to a percentage of revenue, or less frequently profit, while streams allow them to purchase a share of the mined metal at a fixed, discounted price.

Metal Royalty and Streaming companies are identified through the use of a proprietary selection methodology that may include a review of industry publications, sell side research, and fundamental research, as well as meetings with management. Companies in this eligible universe are included in the Underlying Metal Royalty & Streaming Index subject to the following restrictions:

●	All securities must have a company level minimum free float market capitalization of $25 million to become components of the Index and must maintain a minimum free float market capitalization of $20 million to remain in the Index. New index constituents must have an Average Daily Traded Value of at least USD $50 thousand, while existing index constituents must have an Average Daily Traded Value of at least USD $40 thousand over the preceding 3-month period.

●	Securities are free float market cap weighted subject to the weighting restrictions listed.

●	As of the semi-annual index selection dates, (i) no individual company, by free float market capitalization, may have a weight in excess of 20% of the value of the Index, (ii) the aggregate weighting of all constituents over 5% of the value of the Index is capped at 49%, (iii) the weighting of no other individual company may exceed 4.75% the value of the Index, and (iv) the weighting of Physical Metal Trusts is set to 17.25%.

●	At each step, the excess weight is redistributed pro-rata to each Underlying Metal Royalty & Streaming Index Component that has not already reached a previous weighting cap.

●	If multiple share classes exist for a company, the following preference order is followed:

○	If the company is already included in the Underlying Metal Royalty & Streaming Index, the existing share class is retained.

○	In all other cases, the most liquid share class is considered for inclusion in the portfolio.

In seeking to track the performance of the Underlying Metal Royalty & Streaming Index, the Fund may invest in publicly traded closed ended trusts in the Underlying Metal Royalty &Streaming Index. The Underlying Metal Royalty & Streaming Index consists of securities of both U.S. and foreign issuers, including securities of issuers located in emerging and frontier market countries as defined by reference to the MSCI Country Classification Standards. Emerging markets are countries that are transitioning from the developing phase to the “developed” phase. Frontier markets are countries that are more established than the least developed countries but still less established than the emerging markets.

As of 5/30/25, 100% of the Underlying Metal Royalty & Streaming Index consists of securities of Canadian, the United States, Australian, and United Kingdom issuers.

The Underlying Metal Royalty & Streaming Index is reconstituted and rebalanced on a semi-annual basis in June and December. Deletions from the Index may be made at any time due to changes in business, mergers, acquisitions, bankruptcies, suspensions, delistings and spin-offs. The Underlying Metal Royalty & Streaming Index is unmanaged and cannot be invested in directly.

Physical Metal Trusts are trusts created to invest and hold substantially all of their assets in assets in physical gold, silver, platinum, palladium, copper or uranium, such as the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust, which are managed by Sprott Asset Management LP (“SAM LP” or the “Sponsor”), an affiliate of the Adviser. SAM LP, the Adviser and the Fund have adopted policies and procedures designed to prevent conflicts of interest from influencing decisions related to the Sprott Physical Gold Trust, Sprott Physical Silver Trust, Sprott Physical Gold and Silver Trust, Sprott Physical Platinum and Palladium Trust, Sprott Physical Copper Trust, and the Sprott Physical Uranium Trust. See “Investments in Affiliated Funds.”

The Fund employs a passive management investment strategy in seeking to achieve its investment objective. The Adviser and sub-adviser, ALPS Advisors, Inc. (the “Sub-Adviser”), generally will use a replication methodology, meaning they will invest in all of the securities comprising the Underlying Metal Royalty & Streaming Index in proportion to the weightings in the Underlying Metal Royalty & Streaming Index. However, the Adviser and Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Underlying Metal Royalty & Streaming Index. The Adviser expects that over time, if the Fund has sufficient assets, the correlation between the Fund’s performance, before fees and expenses, and that of the Underlying Metal Royalty & Streaming Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund is non-diversified and may invest a greater percentage of its assets in a particular issuer than a diversified fund. The Fund may invest up to 20% of its assets in investments that are not included in Underlying Metal Royalty & Streaming Index, but that the Adviser and Sub-Adviser believe will help the Fund track the Underlying Metal Royalty & Streaming Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of June 30, 2025, the Underlying Metal Royalty & Streaming Index was concentrated in the Metals & Mining Industry. In addition, in replicating the Underlying Metal Royalty & Streaming Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of May 30, 2025, 82.75% of the Index consisted of companies in the Materials Sector.

The index provider is Nasdaq, Inc. (the “Index Provider”), which is not affiliated with the Fund, the Adviser or Sub-Adviser. The Index Provider and Sponsor co-developed the methodology for determining the securities to be included in the Underlying Metal Royalty & Streaming Index and the Index Provider is responsible for the ongoing maintenance of the Underlying Metal Royalty & Streaming Index. The Sponsor will provide certain services in connection with the Underlying Metal Royalty & Streaming Index including contributing inputs in connection with the eligibility and process to determine the initial selection and ongoing eligibility of the Underlying Metal Royalty & Streaming Index constituents. The Sponsor’s role is limited to data contribution, providing the eligible index universe only.

The Fund may engage in securities lending.

Strategy Portfolio Concentration [Text]	The Fund will, under normal circumstances, invest at least 80% of its total assets in securities of the Underlying Metal Royalty & Streaming Index.